Investment Objectives and Goals - RAUB BROCK DIVIDEND GROWTH ETF	Sep. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RAUB BROCK DIVIDEND GROWTH ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Raub Brock Dividend Growth ETF seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of providing current income.